Derivative Financial Instruments - Notional and Fair Values (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Derivatives, Asset Fair Value	$ 1,225.2		$ 2,601.9		$ 2,904.0
Derivatives, Liability Fair Value	4,062.9		5,685.4		5,891.1
Interest rate contracts
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	59,002.4		71,010.3
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	1,711.0		1,985.8
Equity contracts
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	4,121.7		3,967.0
Credit contracts
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	3,166.0		3,106.0
Fixed maturities
Derivatives, Fair Value [Line Items]
Derivatives, Asset Fair Value	137.8		227.4		243.1
Derivatives, Liability Fair Value	0		0		0
Within annuity products
Derivatives, Fair Value [Line Items]
Derivatives, Asset Fair Value	0		0
Derivatives, Liability Fair Value	2,754.6		3,571.7		3,797.1
Reinsurance agreements
Derivatives, Fair Value [Line Items]
Derivatives, Asset Fair Value	0		0
Derivatives, Liability Fair Value	87.0		169.5		137.2
Designated as Hedging Instrument | Interest rate contracts | Cash Flow Hedging
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	812.5	[1]	1,000.0	[1]	1,000.0
Designated as Hedging Instrument | Interest rate contracts | Fair Value Hedging
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	1,242.5	[1]	291.1	[1]	358.2
Designated as Hedging Instrument | Foreign exchange contracts | Cash Flow Hedging
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	102.5	[1]	0	[1]
Designated as Hedging Instrument | Derivatives | Interest rate contracts | Cash Flow Hedging
Derivatives, Fair Value [Line Items]
Derivatives, Asset Fair Value	108.8	[1]	215.4	[1]	174.0
Derivatives, Liability Fair Value	0	[1]	0	[1]
Designated as Hedging Instrument | Derivatives | Interest rate contracts | Fair Value Hedging
Derivatives, Fair Value [Line Items]
Derivatives, Asset Fair Value	10.0	[1]	0	[1]
Derivatives, Liability Fair Value	96.3	[1]	16.4	[1]	13.1
Designated as Hedging Instrument | Derivatives | Foreign exchange contracts | Cash Flow Hedging
Derivatives, Fair Value [Line Items]
Derivatives, Asset Fair Value	1.8	[1]	0	[1]
Derivatives, Liability Fair Value	0.3	[1]	0	[1]
Not Designated as Hedging Instrument | Interest rate contracts
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	58,125.1	[2]	69,719.2	[2],[3]	63,993.8	[3]
Not Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	1,608.5		1,985.8		1,880.6
Not Designated as Hedging Instrument | Equity contracts
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	12,037.5		14,890.4		15,797.4
Not Designated as Hedging Instrument | Credit contracts
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	3,166.0		3,106.0		3,368.8
Not Designated as Hedging Instrument | Derivatives | Interest rate contracts
Derivatives, Fair Value [Line Items]
Derivatives, Asset Fair Value	771.3	[2]	1,981.1	[2],[3]	2,227.6	[3]
Derivatives, Liability Fair Value	991.7	[2]	1,545.0	[2],[3]	1,548.7	[3]
Not Designated as Hedging Instrument | Derivatives | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Derivatives, Asset Fair Value	10.6		11.3		12.2
Derivatives, Liability Fair Value	81.8		95.0		134.4
Not Designated as Hedging Instrument | Derivatives | Equity contracts
Derivatives, Fair Value [Line Items]
Derivatives, Asset Fair Value	159.1		103.4		69.1
Derivatives, Liability Fair Value	45.6		235.1		28.3
Not Designated as Hedging Instrument | Derivatives | Credit contracts
Derivatives, Fair Value [Line Items]
Derivatives, Asset Fair Value	25.8		63.3		178.0
Derivatives, Liability Fair Value	6.6		52.7		231.3
Not Designated as Hedging Instrument | Derivatives | Managed custody guarantees
Derivatives, Fair Value [Line Items]
Derivatives, Asset Fair Value	0		0		0
Derivatives, Liability Fair Value	$ (1.0)		$ 0		$ 1.0

[1]	Open derivative contracts are reported as Derivatives assets or liabilities on the Condensed Consolidated Balance Sheets at fair value.
[2]	As of September 30, 2013, includes a notional amount, asset fair value and liability fair value for interest rate caps of $6.5 billion, $66.0 and $8.6, respectively. As of December 31, 2012, includes a notional amount, asset fair value and liability fair value for interest rate caps of $4.5 billion, $17.7 and $0.6, respectively.
[3]	As of December 31, 2012, includes a notional amount, asset fair value and liability fair value for interest rate caps of $4.5 billion, $17.7 and $0.6, respectively. As of December 31, 2011, includes a notional amount, asset fair value and liability fair value for interest rate caps of $8.8 billion, $40.0 and $3.5, respectively.